Supplementary Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information
The following supplemental cash flow information is provided with respect to certain non-cash investing and financing activities.

	Three months ended March 31,
	2018	2017
Cash paid for:
Interest	$15	$30
Income taxes	2	14
Non-cash investing and financing activities:
Investing activities:
Change in proceeds of sales of investments available for sale receivable in period	$11	$(9)
Change in purchases of investments available for sale payable in period	(4)	1

Financing activities:
Accrual for unsettled debt service payments related to the Notes	$—	$9
Accrual for the equity portion of unsettled repurchases of the Notes	—	12

The following supplemental cash flow information is provided with respect to interest and tax payments, as well as certain non-cash investing and financing activities.

	Year Ended December 31,
	2017	2016	2015
	(In millions)
Cash paid during the year:
Interest	$102	$125	$124
Income taxes	528	367	250

Non-cash investing and financing activities:
Investing activities:
Change in proceeds of sales of investments available for sale receivable in period	$3	$7	$(25)
Change in purchases of investments available for sale payable in period	(9)	19	(2)

Financing activities:
Liabilities assumed in connection with acquisitions (1):
Fair value of net assets acquired	$595	$625	$155
Less: Total purchase price	481	557	111
Liabilities and noncontrolling interests assumed	$114	$68	$44
Change in treasury stock purchases payable in period	$—	$8	$(7)

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(1) See Note B Acquisitions for further discussion of assets and liabilities acquired in business combinations in the current year.